INSURANCE CONTRACTS Movement in unearned premium reserve (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Insurance contracts [Abstract]
Unearned premiums reserve, beginning of the period	$ 1,625	$ 0
Acquisitions through business combinations	0	1,603
Premiums written during the period	249	26
Premiums earned during the period	(252)	(28)
Foreign currency translation	(69)	24
Unearned premiums reserve, end of the period	$ 1,553	$ 1,625